Related party disclosures (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($)
Related Party Transactions [Abstract]
Number of options exercised (in shares)	0	7,296
Key Management Compensation [Abstract]
Salary and related expenses | $	$ 1,870	$ 1,421	$ 893
Pension contributions | $	61	0	0
Shared-based compensation expense | $	1,227	590	338
Other compensation | $	260	0	0
Key management compensation | $	$ 3,418	$ 2,011	$ 1,231
Share Option, Expiration Period One [Member]
Related Party Transactions [Abstract]
Share option award granted period	8 years	7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025
Award vest percentage	25.00%
Remaining vesting period	3 years
Vesting condition	2 years
Share Option, Expiration Period Two [Member]
Related Party Transactions [Abstract]
Share option award granted period	7 years	8 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Vesting condition	2 years
Share Option Expiration Period Three [Member]
Related Party Transactions [Abstract]
Share option award granted period	7 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Award vest percentage	25.00%
Remaining vesting period	3 years
Key Management [Member] | Share Option, Expiration Period One [Member]
Related Party Transactions [Abstract]
Vesting condition	2 years
Key Management [Member] | Share Option, Expiration Period Two [Member]
Related Party Transactions [Abstract]
Vesting condition	2 years
Key Management [Member] | Share Option Expiration Period Three [Member]
Related Party Transactions [Abstract]
Number of options vested (in shares)		19,899
Vesting condition		2 years
Number of options exercised (in shares)		7,296
Key Management [Member] | Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)	1,043,120	122,399
Key Management [Member] | Ordinary Shares [Member] | Share Option, Expiration Period One [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)	60,000	72,399
Key Management [Member] | Ordinary Shares [Member] | Share Option, Expiration Period Two [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)	33,120	50,000
Key Management [Member] | Ordinary Shares [Member] | Share Option Expiration Period Three [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)	950,000